American Century Investments®
Quarterly Portfolio Holdings
One Choice® Blend+ 2035 Portfolio
April 30, 2024

One Choice Blend+ 2035 Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.3%
American Century Low Volatility ETF	13,439	658,233
Avantis U.S. Equity Fund G Class	397,778	6,499,701
Avantis U.S. Small Cap Value Fund G Class	36,278	588,425
Focused Dynamic Growth Fund G Class(2)	36,534	2,084,259
Focused Large Cap Value Fund G Class	439,122	4,509,787
Growth Fund G Class	41,616	2,258,932
Heritage Fund G Class	33,072	907,163
Mid Cap Value Fund G Class	68,396	1,074,496
Small Cap Growth Fund G Class(2)	28,698	597,785
		19,178,781
Domestic Fixed Income Funds — 29.0%
Avantis Core Fixed Income Fund G Class	1,120,528	9,087,484
Avantis Short-Term Fixed Income Fund G Class	26,418	247,276
High Income Fund G Class	258,745	2,183,805
Inflation-Adjusted Bond Fund G Class	108,874	1,110,519
Short Duration Inflation Protection Bond Fund G Class	50,590	513,488
		13,142,572
International Equity Funds — 18.5%
Avantis Emerging Markets Equity Fund G Class	89,836	1,031,318
Avantis International Equity Fund G Class	221,827	2,610,900
Emerging Markets Fund G Class	52,390	562,144
Focused International Growth Fund G Class	87,746	1,442,546
Global Real Estate Fund G Class	67,985	796,789
International Small-Mid Cap Fund G Class	44,039	429,385
International Value Fund G Class	106,553	917,419
Non-U.S. Intrinsic Value Fund G Class	64,676	606,662
		8,397,163
International Fixed Income Funds — 10.2%
Emerging Markets Debt Fund G Class	121,521	1,056,021
Global Bond Fund G Class	414,650	3,541,108
		4,597,129
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $43,039,717)		45,315,645
OTHER ASSETS AND LIABILITIES		—
TOTAL NET ASSETS — 100.0%		$45,315,645

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in varying combinations of other mutual funds and exchange-traded funds advised by American Century Investments (the underlying funds). The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com, avantisinvestors.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Open-end management investment companies are valued at their reported NAV. Exchange-traded funds are listed or traded on a domestic securities exchange and are valued at the last reported sales price or at the official closing price as provided by the exchange.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
American Century Low Volatility ETF	$378	$270	$25	$35	$658	13	$(1)	$6
Avantis U.S. Equity Fund	4,740	2,196	951	515	6,500	398	(1)	76
Avantis U.S. Small Cap Value Fund	434	207	87	34	588	36	—	10
Focused Dynamic Growth Fund(3)	1,652	632	447	247	2,084	37	25	—
Focused Large Cap Value Fund	3,203	1,786	653	174	4,510	439	(56)	143
Growth Fund	1,480	883	301	197	2,259	42	—	84
Heritage Fund	666	283	125	83	907	33	1	5
Mid Cap Value Fund	762	400	93	6	1,075	68	(16)	50
Small Cap Growth Fund(3)	430	225	73	16	598	29	(1)	—
Avantis Core Fixed Income Fund	6,565	3,790	1,216	(52)	9,087	1,121	(162)	266
Avantis Short-Term Fixed Income Fund	146	105	5	1	247	26	—	5
High Income Fund	1,613	767	252	56	2,184	259	(30)	103
Inflation-Adjusted Bond Fund	772	425	65	(21)	1,111	109	(11)	33
Short Duration Inflation Protection Bond Fund	304	227	20	3	514	51	(2)	11
Avantis Emerging Markets Equity Fund	753	377	147	48	1,031	90	(19)	33
Avantis International Equity Fund	1,854	985	316	88	2,611	222	(16)	75
Emerging Markets Fund	447	199	112	28	562	52	(23)	12
Focused International Growth Fund	1,030	595	212	30	1,443	88	(28)	17
Global Real Estate Fund	569	314	105	19	797	68	(28)	24
International Small-Mid Cap Fund	316	145	51	19	429	44	(10)	8
International Value Fund	588	369	67	27	917	107	—	42
Non-U.S. Intrinsic Value Fund	479	250	70	(52)	607	65	(2)	67
Emerging Markets Debt Fund	807	390	131	(10)	1,056	122	(17)	45
Global Bond Fund	2,559	1,313	370	39	3,541	415	(58)	79
	$32,547	$17,133	$5,894	$1,530	$45,316	3,934	$(455)	$1,194
(1)Underlying fund investments represent G Class, except American Century Low Volatility ETF.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.